Consolidated Statement of Cash Flows $ in Thousands	11 Months Ended
Dec. 31, 2024 USD ($)
Cash flows from operating activities:
Net loss	$ (83,724)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	14,919
Net accretion of premiums and discounts on marketable securities	(2,245)
Non-cash interest expense	1,468
Non-cash lease expense	127
Depreciation expense	27
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,128)
Other non-current assets	(43)
Accounts payable	3,462
Accrued expenses and other current liabilities	3,292
Operating lease liability	(14)
Related party accounts payable and other current liabilities	6,022
Net cash used in operating activities	(57,837)
Cash flows from investing activities:
Purchases of property and equipment	(189)
Purchases of marketable securities	(329,938)
Net cash used in investing activities	(330,127)
Cash flows from financing activities:
Proceeds from issuance of Pre-Merger Oruka Series A Preferred Stock, net of issuance costs paid	2,931
Proceeds from issuance of notes payable to related party, net of issuance costs paid	24,980
Proceeds from the Pre-Closing Financing, net	227,953
Proceeds from the PIPE Financing, net	188,681
Cash acquired in connection with the reverse recapitalization	4,940
Proceeds from issuance of common stock	54
Net cash provided by financing activities	449,539
Net increase in cash and cash equivalents	61,575
Cash at beginning of period
Cash and cash equivalents at end of period	61,575
Supplemental disclosures of non-cash operating and financing activities:
Operating lease liability arising from obtaining operating right-of-use asset	982
Assets acquired in connection with the reverse capitalization	114
Other liabilities assumed in connection with the reverse recapitalization	(54)
Non-cash accrued interest on convertible note converted to common stock	1,468
Non-cash exchange of Pre-Merger Oruka Series A preferred stock for Series B convertible preferred stock	2,931
Conversion of Series A non-voting convertible preferred stock to common stock	52,834
Reclassification of the Paruka warrant from liability to equity	$ 10,357